Label	Element	Value
F/m Ultrashort Tax-Free Municipal ETF | New York State Dormitory Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
F/m Ultrashort Tax-Free Municipal ETF | State of California [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
F/m Ultrashort Tax-Free Municipal ETF | California Health Facilities Financing Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
F/m Ultrashort Tax-Free Municipal ETF | Indiana Finance Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
F/m Ultrashort Tax-Free Municipal ETF | South Dakota Health & Educational Facilities Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
F/m Ultrashort Tax-Free Municipal ETF | Commonwealth of Pennsylvania [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
F/m Ultrashort Tax-Free Municipal ETF | Wisconsin Health & Educational Facilities Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
F/m Ultrashort Tax-Free Municipal ETF | Illinois Finance Authority [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
F/m Ultrashort Tax-Free Municipal ETF | University of Kentucky [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
F/m Ultrashort Tax-Free Municipal ETF | Lincoln County Consolidated School District No 207 Davenport [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
F/m Ultrashort Tax-Free Municipal ETF | US Municipal [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
F/m Ultrashort Tax-Free Municipal ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%